SEGMENT REPORTING	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 8 – SEGMENT REPORTING

A.	General information

Commencing 2020, the operations of the Company are conducted through three different core activities: Breast Cancer Test (TM-B1, TM-B2), Alzheimer and COVID-19 testing (commencing the fourth quarter of 2020), each of which are operating segments. These activities also represent the reportable segments of the Group.

The reportable segments are viewed and evaluated separately by Company management, since the marketing strategies, processes and expected long term financial performances of the segments are different.

B.	Information about reported segment profit or loss and assets

	Breast		COVID-19
	Cancer Test	Alzheimer	Testing	Total
	Unaudited
Nine months ended September 30, 2021
Revenues	-	-	7,773	7,773
Operating loss	(4,685)	-	(996)	(5,681)
Unallocated amounts:
Financing expenses, net				(17,368)
Share in losses of affiliated companies accounted for under equity method, net				(1,499)
Net loss				(24,547)
Total Assets	10,257	-	6,904	17,161
Other significant items:
Total expenditures for assets of reportable segment	2	-	933	935
Total depreciation for reportable segment	(22)	-	(504)	(526)

The evaluation of performance is based on the operating income of each of the three reportable segments.

Accounting policies of the segments are the same as those described in the accounting policies applied in the consolidated financial statements.

Due to the reportable segments’ nature, there have been no inter-segment sales or transfers during the reported periods.

Financing expenses, net and the share of the Company in losses of affiliated companies were not allocated to the reportable segments, since these items are carried and evaluated on the enterprise level.

Management has determined that none of the equity method investees is eligible to be considered as reportable segment as they do not meet the criteria in ASC Topic 280-10-50 (or they did not commence their operations)..

C.	Revenues by geographic region are as follows:

	Nine months period ended September 30,	Three months period ended September 30,	Nine months period ended September 30,	Three months period ended September 30,
	2021	2021	2020	2020
	Unaudited		Unaudited
Israel	$-	$-	$-	$-
United States	7,773	1,010	1,316	1,284
	7,773	1,010	1,316	1,284

TODOS MEDICAL LTD.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 8 – SEGMENT REPORTING (Cont.)

D.	Property and equipment, net, by geographic areas:

	As of	As of
	September 30, 2021	December 31, 2020
	Unaudited
Israel	$41	$61
United States	2,550	1,938
	$2,591	$1,999

E.	Major customers

During the three and nine months ended September 30, 2020, the Company had a major costumer representing 0% and 56.64% of the Company’s total sales. During the three and nine months ended September 30, 2021, the Company’s revenues from the major costumer represented 0% and 58.33% of the Company’s total sales. The Company’s contractual agreement to supply Covid-19 testing kits to the major customer has expired.

NOTE 23 - SEGMENT REPORTING

A.	General information

Commencing 2020, the operations of the Company are conducted through three different core activities: Breast Cancer Test (TM-B1, TM-B2), Alzheimer and COVID-19 testing, each of which are operating segments. These activities also represent the reportable segments of the Group.

The reportable segments are viewed and evaluated separately by Company’s management, since the marketing strategies, processes and expected long term financial performances of the segments are different.

B.	Information about reported segment profit or loss and assets

	Breast Cancer Test	Alzheimer	COVID-19 testing	Total

Year ended December 31, 2020
Revenues	-	-	5,207	5,207
Operating loss	(4,943)	(8,327)	(991)	(14,081)
Unallocated amounts:
Financing expenses, net				(14,312)
Share in losses of affiliated companies accounted for under equity method, net				(1,200)
Net loss	(4,943)	(8,327)	(991)	(29,773)
Total assets	1,554	-	4,455	6,009
Other significant items:
Total expenditures for assets of reportable segments	24	-	2,006	2,030
Total depreciation for reportable segments	(28)	-	(68)	(96)

The evaluation of performance is based on the operating income or loss of each of the three reportable segments.

Accounting policies of the segments are the same as those described in the accounting policies applied in the consolidated financial statements.

Due to the reportable segments’ nature, there have been no inter-segment sales or transfers during the reported periods.

Financing expenses, net and the share of the Company in losses of affiliated companies were not allocated to the reportable segments, since these items are carried and evaluated on the enterprise level.

Management has determined that none of the equity method investees is eligible to be considered as reportable segment as they do not meet the criteria in ASC Topic 280-10-50 (or they did not commence their operations).

C.	Revenues by geographic region are as follows:

	Year ended December 31
	2020	2019

Israel	$-	$-
United States	5,207	-
	$5,207	$-

Total revenues by geographic region are based upon the geographic location of the customer.

NOTE 23 - SEGMENT REPORTING (Cont.)

D.	Property and equipment, net, by geographic areas:

	As of December 31,
	2020	2019
Israel	$61	$65
United States	1,938	-
	$1,999	$65

Property and equipment are attributed to the geographic area in which they are located or originated, as applicable.

E.	Major customers

During the year ended December 31, 2019, there were no sales activities. During the year ended December 31, 2020, the Company had one costumer which accounted for 56.64% of the Company’s revenues.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)